CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	1,000,000,000	800,000,000
Common shares, shares issued	651,121,762	717,316,622
Common shares, shares outstanding	602,748,412	671,510,912
Treasury stock (in shares)	33,471,750	30,904,110